Financial Assets at Fair Value through Profit or Loss and Financial Investments (Tables)	12 Months Ended
Dec. 31, 2022
Current financial assets at fair value through profit or loss [abstract]
Summary of Financial Assets at Fair Value Through Profit or Loss and Financial Investments
12.1 Details of financial assets at fair value through profit or loss and financial investments as of December 31, 2021 and 2022, are as follows:

	December 31, 2021		December 31, 2022
	(In millions of Korean won)
Financial assets at fair value through profit or loss
Debt securities:
Government and public bonds	￦	8,294,084	￦	8,405,662
Financial bonds		16,887,594		12,121,116
Corporate bonds		5,433,010		4,289,284
Asset-backed securities		197,865		164,543
Beneficiary certificates		15,849,129		18,320,226
Derivative-linked securities		1,543,188		1,713,779
Other debt securities		14,797,822		16,773,117
Equity securities:
Stocks		1,804,507		1,880,611
Other equity securities		614,956		613,969
Loans:
Privately placed bonds		230,006		158,731
Other loans		39,290		334,831
Due from financial institutions:
Other due from financial institutions		200,742		69,469
Others		113,622		90,006

	￦	66,005,815	￦	64,935,344

Financial investments
Financial assets at fair value through other comprehensive income
Debt securities:
Government and public bonds	￦	14,317,477	￦	15,974,281
Financial bonds		21,928,735		20,632,077
Corporate bonds		18,986,005		18,282,144
Asset-backed securities		996,428		436,840
Other debt securities		30,866		284,977
Equity securities:
Stocks		3,588,415		1,907,737
Equity investments		27,211		17,096
Other equity securities		187,502		401,545
Loans:
Privately placed bonds		299,634		363,144
Other loans		13,970		—

		60,376,243		58,299,841

Financial assets at amortized cost
Debt securities:
Government and public bonds		21,447,622		23,180,348
Financial bonds		3,850,954		11,325,479
Corporate bonds		12,246,441		15,770,225
Asset-backed securities		6,899,675		7,654,857
Other debt securities		31,105		363,985
Less: Allowances for credit losses		(4,169)		(6,160)

		44,471,628		58,288,734

	￦	104,847,871	￦	116,588,575

Summary of Dividend Incomes from the Equity Securities
12.2 Dividend income from equity securities designated at fair value through other comprehensive income for the years ended December 31, 2021 and 2022, are as follows:

		2021				2022
		From the equity securities derecognized		From the equity securities held		From the equity securities derecognized		From the equity securities held
		(In millions of Korean won)
Equity securities measured at fair value through other comprehensive income:
Stocks	Listed	￦	7,106	￦	300	￦	—	￦	976
	Unlisted		372		19,035		—		20,658
Equity investments			—		114		—		—
Other equity securities			—		6,877		—		15,041

		￦	7,478	￦	26,326	￦	—	￦	36,675

Summary of Derecognized Equity Securities Measured at Fair Value Through Other Comprehensive Income
12.3 Derecognized equity securities measured at fair value through other comprehensive income for the years ended December 31, 2021 and 2022, are as follows:

		2021				2022
		Disposal price		Accumulated other comprehensive income (loss) as of disposal date		Disposal price		Accumulated other comprehensive income (loss) as of disposal date
		(In millions of Korean won)
Equity securities measured at fair value through other comprehensive income:
Stocks	Listed	￦	575,288	￦	(313,427)	￦	425,736	￦	335,203
	Unlisted		5,577		4,559		—		—

		￦	580,865	￦	(308,868)	￦	425,736	￦	335,203

Summary of Provision and Reversal for the Allowance of Financial Investments
12.4 Provision (reversal) for credit losses of financial investments for the years ended December 31, 2020, 2021 and 2022, are as follows:

	2020
	Provision		Reversal		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	4,297	￦	(229)	￦	4,068
Loans measured at fair value through other comprehensive income		202		(316)		(114)
Securities measured at amortized cost		1,916		(636)		1,280

	￦	6,415	￦	(1,181)	￦	5,234

	2021
	Provision		Reversal		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	7,466	￦	(385)	￦	7,081
Loans measured at fair value through other comprehensive income		237		(15)		222
Securities measured at amortized cost		1,892		(691)		1,201

	￦	9,595	￦	(1,091)	￦	8,504

	2022
	Provision		Reversal		Total
	(In millions of Korean won)
Securities measured at fair value through other comprehensive income	￦	2,009	￦	(4,896)	￦	(2,887)
Loans measured at fair value through other comprehensive income		72		(260)		(188)
Securities measured at amortized cost		2,808		(828)		1,980

	￦	4,889	￦	(5,984)	￦	(1,095)

Summary of Changes in the Allowances for Credit Losses of Financial Investments
12.5 Changes in allowances for credit losses of financial investments for the years ended December 31, 2021 and 2022, are as follows:

	2021
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	9,908	￦	39	￦	73
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Sales		(1,568)		(4)		—
Provision (reversal) for credit losses		8,512		(11)		3
Others		(32)		4		—

Ending	￦	16,820	￦	28	￦	76

	2022
	12-month expected credit losses		Lifetime expected credit losses
			Non-impaired		Impaired
	(In millions of Korean won)
Beginning	￦	16,820	￦	28	￦	76
Transfer between stages:
Transfer to 12-month expected credit losses		—		—		—
Transfer to lifetime expected credit losses		—		—		—
Sales		(533)		(20)		—
Provision (reversal) for credit losses		(1,358)		263		—
Others		255		—		—

Ending	￦	15,184	￦	271	￦	76